Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue	€ 339,285	€ 158,045	€ 585,886	€ 258,998
Denmark [member]
Revenue
Revenue	€ 3,600	€ 2,600	€ 8,100	€ 5,000